Note 14 - Net Capital Requirements of Broker-Dealer Subsidiaries (Details Textual)	Sep. 30, 2015 USD ($)
National Securities [Member] | SEC Requirement [Member]
Minimum Net Capital Required	$ 250,000
National Securities [Member]
Net Capital	8,160,810
Alternative Excess Net Capital	7,910,810
vFinance Investments [Member] | SEC Requirement [Member]
Minimum Net Capital Required	1,000,000
vFinance Investments [Member]
Net Capital	2,475,484
Alternative Excess Net Capital	$ 1,475,484
Ratio of Indebtedness to Net Capital	15
Capital Required to be Well Capitalized to Risk Weighted Assets	194.50%